Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of finite-lived intangible assets

Our intangible assets consist of the following at the dates indicated:

				March 31, 2019			March 31, 2018
Description	Amortizable Lives			Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
	(in years)			(in thousands)
Amortizable:
Customer relationships	3	-	30	$742,832	$(369,983)	$372,849	$718,764	$(328,666)	$390,098
Customer commitments	10			310,000	(74,917)	235,083	310,000	(43,917)	266,083
Pipeline capacity rights	30			7,799	(1,387)	6,412	7,799	(1,127)	6,672
Rights-of-way and easements	1	-	40	73,409	(4,509)	68,900	63,995	(3,214)	60,781
Water rights	14			64,868	(3,018)	61,850	—	—	—
Executory contracts and other agreements	3	-	30	47,230	(17,212)	30,018	42,919	(15,424)	27,495
Non-compete agreements	2	-	32	12,723	(2,570)	10,153	5,465	(706)	4,759
Debt issuance costs (1)	5			42,345	(29,521)	12,824	40,992	(24,593)	16,399
Total amortizable				1,301,206	(503,117)	798,089	1,189,934	(417,647)	772,287
Non-amortizable:
Trade names				2,800	—	2,800	2,800	—	2,800
Total				$1,304,006	$(503,117)	$800,889	$1,192,734	$(417,647)	$775,087

(1)
Includes debt issuance costs related to the Revolving Credit Facility (as defined herein). Debt issuance costs related to fixed-rate notes are reported as a reduction of the carrying amount of long-term debt.

Amounts in the table above do not include intangible assets and accumulated amortization related to TPSL, as these amounts have been classified as noncurrent assets held for sale within our March 31, 2019 and 2018 consolidated balance sheets (see Note 1 and Note 17). In addition, amounts in the table above do not include intangible assets and accumulated amortization related to our former Retail Propane segment, as these amounts have been classified as noncurrent assets held for sale within our March 31, 2018 consolidated balance sheet (see Note 1 and Note 17).

Schedule of indefinite-lived intangible assets

Our intangible assets consist of the following at the dates indicated:

				March 31, 2019			March 31, 2018
Description	Amortizable Lives			Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
	(in years)			(in thousands)
Amortizable:
Customer relationships	3	-	30	$742,832	$(369,983)	$372,849	$718,764	$(328,666)	$390,098
Customer commitments	10			310,000	(74,917)	235,083	310,000	(43,917)	266,083
Pipeline capacity rights	30			7,799	(1,387)	6,412	7,799	(1,127)	6,672
Rights-of-way and easements	1	-	40	73,409	(4,509)	68,900	63,995	(3,214)	60,781
Water rights	14			64,868	(3,018)	61,850	—	—	—
Executory contracts and other agreements	3	-	30	47,230	(17,212)	30,018	42,919	(15,424)	27,495
Non-compete agreements	2	-	32	12,723	(2,570)	10,153	5,465	(706)	4,759
Debt issuance costs (1)	5			42,345	(29,521)	12,824	40,992	(24,593)	16,399
Total amortizable				1,301,206	(503,117)	798,089	1,189,934	(417,647)	772,287
Non-amortizable:
Trade names				2,800	—	2,800	2,800	—	2,800
Total				$1,304,006	$(503,117)	$800,889	$1,192,734	$(417,647)	$775,087

(1)
Includes debt issuance costs related to the Revolving Credit Facility (as defined herein). Debt issuance costs related to fixed-rate notes are reported as a reduction of the carrying amount of long-term debt.

Amounts in the table above do not include intangible assets and accumulated amortization related to TPSL, as these amounts have been classified as noncurrent assets held for sale within our March 31, 2019 and 2018 consolidated balance sheets (see Note 1 and Note 17). In addition, amounts in the table above do not include intangible assets and accumulated amortization related to our former Retail Propane segment, as these amounts have been classified as noncurrent assets held for sale within our March 31, 2018 consolidated balance sheet (see Note 1 and Note 17).

Schedule of amortization expense
Amortization expense is as follows for the periods indicated:

	Year Ended March 31,
Recorded In	2019	2018	2017
	(in thousands)
Depreciation and amortization	$110,458	$108,444	$89,765
Cost of sales	486	966	1,994
Interest expense	4,928	4,568	4,471
Total	$115,872	$113,978	$96,230

Amounts in the table above do not include amortization expense related to TPSL and our former Retail Propane segment, as these amounts have been classified as discontinued operations within our consolidated statements of operations for all periods presented (see Note 1 and Note 17).

Schedule of expected amortization of intangible assets	Expected amortization of our intangible assets is as follows (in thousands):

Year Ending March 31,
2020	$116,626
2021	104,512
2022	91,674
2023	83,654
2024	77,514
Thereafter	324,109
Total	$798,089